Net Operating Revenue - Schedule of Deferred Revenue Activity (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Deferred Revenue Activity [Abstract]
Balance beginning	R$ 3,145	R$ 3,821
Balance ending	3,719	3,145
Increase in deferred revenue in the current year	10,386	9,845
Revenue recognized during the current year	R$ (9,812)	R$ (10,521)